Business Combination - Earnout Shares Reconciliation (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Derivative Instrument, Contingent Consideration Liability [Roll Forward]
Derivative liability, beginning of period	$ 230,995
Change in fair value during the period (included in Other expense)	10,026
Cash paid to satisfy tax withholding on net share issuance	(4,013)	$ 0
Amount reclassified to equity	(237,008)
Derivative liability, end of period	0
Earnout Shares
Derivative Instrument, Contingent Consideration Liability [Roll Forward]
Change in fair value during the period (included in Other expense)	8,246
Cash paid to satisfy tax withholding on net share issuance	(4,013)
Amount reclassified to equity	(195,328)
Derivative liability, end of period	0
Sponsor Vesting Shares
Derivative Instrument, Contingent Consideration Liability [Roll Forward]
Change in fair value during the period (included in Other expense)	1,780
Cash paid to satisfy tax withholding on net share issuance	0
Amount reclassified to equity	(41,680)
Derivative liability, end of period	$ 0